Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

3M Company	     Common    88579Y101     20349    266242  SH          Sole
Abbott Labs	     Common    002824100     38806    695440  SH          Sole
Adobe Systems        Common    00724F101     30756    737546  SH          Sole
Alcon Inc	     Common    H01301102     29884    226700  SH          Sole
American Express     Common    025816109     36012    638519  SH          Sole
Auto Data Processing Common    053015103     37753    780020  SH          Sole
Autodesk	     Common    052769106     27050    719410  SH          Sole
Bershire Hathaway B  Common    084670207       491       135  SH          Sole
Cisco Sys Inc        Common    17275R102     46356   1815736  SH          Sole
Coca-Cola CO         Common    191216100     26968    561833  SH          Sole
Ebay Inc.            Common    278642103     23211    700168  SH          Sole
Harley-Davidson Inc. Common    412822108     15934    271210  SH	  Sole
Johnson & Johnson    Common    478160104     17232    285953  SH          Sole
McGraw Hill          Common    580645109     35497    564525  SH          Sole
Medtronic Inc.       Common    585055106     28307    576994  SH          Sole
Microsoft Corp.      Common    594918104     38402   1377891  SH          Sole
Nike Inc.	     Common    654106103     22248    209376  SH	  Sole
Oracle Corp	     Common    68389X105     44466   2452642  SH          Sole
Pepsico Inc          Common    713448108     36394    572586  SH          Sole
Staples Inc          Common    855030102     13038    504565  SH          Sole
Stryker              Common    863667101     38035    573509  SH          Sole